CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (unaudited)
Net income for the period	$ 38,496	$ 30,138	$ 67,585	$ 63,581
Other comprehensive income/(loss):
Unrealized gain/(loss) on available for sale securities	6,467	(2,021)	(1,865)	(2,626)
Amortization of deferred realized losses on cash flow hedges	903	903	1,806	1,796
Total Other Comprehensive Income/(Loss)	7,370	(1,118)	(59)	(830)
Comprehensive Income	$ 45,866	$ 29,020	$ 67,526	$ 62,751